SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives

Category	Estimated Useful Lives
Computer and equipment	3 – 4 years
Vehicle and equipment	3 – 10 years
Leasehold improvements	Shorter of lease term or estimated useful life of the asset
Software	3 years
Furniture and fixtures	5 years
Operating lease right-of-use assets	2 – 10 years
Finance lease right-of-use assets	2 – 8 years

Schedule of revenues disaggregated by nature and timing of revenue recognition

Revenues disaggregated by nature for the years ended December 31, 2023, 2024 and 2025 consist of the following:

	Year Ended December 31,
	2023	2024	2025
Engineering solution services	40,634	27,984	16,515
Virtual driver operation and other related services	23,912	39,431	40,199
Service revenues	64,546	67,415	56,714
Sales of products	7,353	7,610	33,287
Total	71,899	75,025	90,001

Revenues disaggregated by timing of revenue recognition for the years ended December 31, 2023, 2024 and 2025 consist of the following:

	Year Ended December 31,
	2023	2024	2025
A point in time	46,600	31,551	44,794
Overtime	25,299	43,474	45,207
Total	71,899	75,025	90,001

Schedule of assets and revenue of the Group by geographic area

The assets of the Group are held in the Chinese mainland and other overseas regions. The long-lived assets as of December 31, 2024 and 2025, are as follows:

	As of December 31,
	2024	2025
Chinese mainland	28,633	73,142
Other overseas regions	1,950	2,136
Total	30,583	75,278

For the years ended December 31, 2023, 2024 and 2025, the Group’s total revenues by geographic area of operating entities are as follows:

	Year ended December 31,
	2023	2024	2025
Chinese mainland	71,578	74,421	87,564
Other overseas regions	321	604	2,437
Total	71,899	75,025	90,001